Stock Options Granted To Employees And Non-Employees (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Number of Options Granted	687,183	454,014
Exercise Price	$ 3.19	$ 0.94
Options granted on 01/08/2012
Grant Date	Jan. 08, 2012
Number of Options Granted	112,881
Exercise Price	$ 0.94
Estimated Option Fair Value	$ 0.56
Intrinsic Value
Options granted on 03/14/2012
Grant Date	Mar. 14, 2012
Number of Options Granted	313,094
Exercise Price	$ 0.94
Estimated Option Fair Value	$ 0.56
Intrinsic Value
Options granted on 06/13/2012
Grant Date	Jun. 13, 2012
Number of Options Granted	4,314
Exercise Price	$ 0.94
Estimated Option Fair Value	$ 0.56
Intrinsic Value
Options granted on 09/19/2012
Grant Date	Sep. 19, 2012
Number of Options Granted	8,011
Exercise Price	$ 0.94
Estimated Option Fair Value	$ 0.56
Intrinsic Value
Options granted on 11/08/2012
Grant Date	Nov. 08, 2012
Number of Options Granted	15,713
Exercise Price	$ 0.94
Estimated Option Fair Value	$ 0.56
Intrinsic Value
Options granted on 01/06/2013
Grant Date	Jan. 06, 2013
Number of Options Granted	337,282
Exercise Price	$ 1.50
Estimated Option Fair Value	$ 0.94
Intrinsic Value
Options granted on 03/08/2013
Grant Date	Mar. 08, 2013
Number of Options Granted	14,008
Exercise Price	$ 1.50
Estimated Option Fair Value	$ 0.94
Intrinsic Value
Options granted on 06/19/2013
Grant Date	Jun. 19, 2013
Number of Options Granted	59,497
Exercise Price	$ 2.63
Estimated Option Fair Value	$ 1.88
Intrinsic Value
Options granted on 07/19/2013
Grant Date	Jul. 19, 2013
Number of Options Granted	206,083
Exercise Price	$ 4.69
Estimated Option Fair Value	$ 2.95
Intrinsic Value
Options granted on 09/18/2013
Grant Date	Sep. 18, 2013
Number of Options Granted	72,014
Exercise Price	$ 7.51
Estimated Option Fair Value	$ 4.76
Intrinsic Value